New and amended accounting standards and interpretations and changes to accounting policies	12 Months Ended
Jun. 30, 2021
Text block [abstract]
New and amended accounting standards and interpretations and changes to accounting policies
39     New and amended accounting standards and interpretations and changes to accounting policies
Amended accounting standards
The adoption of amendments and revisions to accounting pronouncements applicable from 1 July 2020, including the change in definition of a business under the amendments to IFRS 3/AASB 3 ‘Business Combinations’ and revisions to the Conceptual Framework for Financial Reporting did not have a significant impact on the Group’s Financial Statements.
The Group has early adopted ‘Interest Rate Benchmark (IBOR) Reform – Phase 2 (Amendments to IFRS 9/AASB 9 ‘Financial Instruments’, IAS 39/AASB139 ‘Financial Instruments: Recognition and Measurement’; IFRS 7/AASB 7 ‘Financial Instruments: Disclosures’; IFRS 4/AASB 4 ‘Insurance Contracts’ and IFRS 16/AASB 16 ‘Leases’). These amendments address the financial reporting impacts from IBOR reform and supplement the IBOR Reform Phase 1 amendments to IFRS 7 and IFRS 9 which were early adopted by the Group in the financial year ended 30 June 2020. Refer to note 23 ‘Financial risk management’ for information on IBOR reform.
Issued not yet effective
A number of other accounting standards and interpretations, have been issued and will be applicable in future periods. While these remain subject to ongoing assessment, no significant impacts have been identified to date. These standards have not been applied in the preparation of these Financial Statements.
Changes in accounting policies
On 29 April 2020, the IFRS Interpretations Committee issued a decision on the application of IAS 12 ‘Income Taxes’ when the recovery of the carrying amount of an asset gives rise to multiple tax consequences, concluding that an entity must account for distinct tax consequences separately. As a result, the Group has changed its accounting policy for assets that have no deductible or depreciable amount for income tax purposes, but do have a deductible amount for capital gains tax (CGT) when determining deferred tax. The Group’s policy had been to use only the amount deductible for CGT purposes whereas the Group will now account for the distinct income tax and CGT consequences arising from the expected manner of recovery. The assets impacted by the change predominately relate to mineral rights.
Retrospective application of the accounting policy change has resulted in the following adjustments:
Consolidated Balance Sheet
The consolidated balance sheet as at 1 July 2019 has been updated for the following:

US$M
Increase in Deferred tax liabilities	1,021
Increase in Goodwill (included within Intangible assets)	950
Decrease in Retained earnings	(71)

The goodwill recognised as a result of the change in accounting policy relates to Olympic Dam and has been tested for impairment in the period, with no impairment charge being required. Refer to note 13 ‘Impairment of non-current assets’ for information on impairments. The comparative balance sheet as at 30 June 2020 has been restated to reflect these amounts.
Consolidated Statement of Changes in Equity
The consolidated statement of changes in equity as at 1 July 2018 and 1 July 2019 has been updated to reflect the reduction in retained earnings of US$71 million.
Consolidated Income Statement, Consolidated Statement of Comprehensive Income
The impact of the accounting policy change on the consolidated income statement and consolidated statement of comprehensive income is de minimus and therefore the comparative information has not been restated.
Consolidated Cash Flow Statement
The change in accounting policy has no impact on the consolidated cash flow statement.
Further impacts of the accounting policy change are disclosed in notes 1 ‘Segment reporting’, 12 ‘Intangible assets’ and 14 ‘Deferred tax balances’.